Salaries and Benefits Payable	12 Months Ended
Jun. 30, 2025
Salaries and Benefits Payable [Abstract]
SALARIES AND BENEFITS PAYABLE

NOTE 12 – SALARIES AND BENEFITS PAYABLE

Full time employees of the Company located in mainland China participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Company accrued for these benefits based on certain percentages of the employees’ salaries. Salaries and benefits payable included $1,025,289 and $975,776 accrued employer portion of social benefits payable to local governments as of June 30, 2025 and 2024, respectively.